SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

                                   --------

                  Deutsche EAFE( (Reg. TM)) Equity Index Fund




The following information replaces the existing disclosure contained under the "Portfolio Manager(s)" sub-heading of the "MANAGEMENT" section of the fund's summary prospectus.


PATRICK DWYER. Vice President of Northern Trust Investments, Inc. Portfolio Manager of the fund. Began managing the fund in 2015.


THOMAS O'BRIEN, CFA. Vice President of Northern Trust Investments, Inc. Portfolio Manager of the fund. Began managing the fund in 2013.


               Please Retain This Supplement for Future Reference


July 10, 2015
PROSTKR-509
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